Document and Entity Information	Feb. 09, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (Amendment No. 1) amends the Current Report on Form 8-K filed on February 9, 2022 (the “Original Form 8-K”) by Ceridian HCM Holding Inc. ("Ceridian", or the “Company”) in order to correct an error in an exhibit furnished with the Original Form 8-K. This Form 8-K/A (Amendment No. 1) is being filed to amend the Original Form 8-K to update the disclosures made therein.
Document Period End Date	Feb. 09, 2022
Entity Registrant Name	Ceridian HCM Holding Inc.
Entity Central Index Key	0001725057
Entity Emerging Growth Company	false
Entity File Number	001-38467
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-3231686
Entity Address, Address Line One	3311 East Old Shakopee Road
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55425
City Area Code	952
Local Phone Number	853-8100
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CDAY
Security Exchange Name	NYSE